Series A convertible redeemable preferred shares (Tables)	12 Months Ended
Dec. 31, 2013
Series A convertible redeemable preferred shares
Schedule of reconciliation of the Series A Convertible Redeemable Preferred Shares
Year ended December 31, 2011
Balance at January 1	$5,627,390
Issuance of Series A convertible redeemable preferred shares	—
Deemed dividend on Series A convertible redeemable preferred shares	200,601

Conversion to ordinary shares	(5,827,991)
Balance at December 31	$—